Risks arising from Financial instruments - Schedule of Commodity Derivatives Outstanding (Detail) - Commodity price risk [member] - Commodity derivatives [member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 2,360	$ 2,943
Aluminum swap [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	1,449	1,670
Exchange traded sugar futures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	54	62
Natural gas and energy derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	256	313
Corn swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	195	196
Exchange traded wheat futures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	20	424
Rice swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	328	194
Plastic derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 59	$ 84